Dec. 03, 2019
Crawford Small Cap Dividend Fund

December 3, 2019

CRAWFORD SMALL CAP DIVIDEND FUND (the "Fund")

Supplement to the Prospectus and Statement of Additional Information dated April 30, 2019, as supplemented August 28, 2019 and October 15, 2019

The Board of Trustees of Unified Series Trust has approved the closure of the Fund's Class C shares. Effective as of the date of this Supplement, Class C shares are no longer available for sale.

Shareholders of Class C shares may redeem Fund shares at any time prior to February 26, 2020. Procedures for redeeming your account, including reinvested distributions, are contained in the section "How to Redeem Shares" of the Fund's Prospectus. Any shareholders that have not redeemed their Class C shares of the Fund prior to February 26, 2020 will have their shares automatically redeemed as of that date, with proceeds being sent to the address of record. If your Fund shares were purchased through a broker-dealer and are held in a brokerage account, redemption proceeds may be forwarded by the Fund directly to the broker-dealer for deposit into your brokerage account.

Effective February 26, 2020, all references to Class C shares in the Fund's Prospectus and Statement of Additional Information are deleted.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax adviser regarding the consequences of a redemption of Fund shares. If you receive a distribution from an Individual Retirement Account (IRA) or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another IRA within 60 days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year. If you are the trustee of a qualified retirement plan or the custodian of a 403(b)(7) custodian account (tax-sheltered account) or a Keogh account, you may reinvest the proceeds in any way permitted by its governing instrument.

In addition, effective immediately, the minimum initial investment for Class I shares is reduced from $10,000 to $2,500. The "Purchase and Sale of Fund Shares" section on page 5 of the Prospectus is replaced with the following:

Purchase and Sale of Fund Shares	To Place Buy or Sell Orders

Minimum Initial Investment	By Mail: Crawford Small Cap Dividend Fund
Class I - $2,500 for all account types	c/o: Ultimus Asset Services, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
By Phone: (800) 431-1716

Also, the "Class I" subsection of the "How to Buy Shares" section on page 9 of the Prospectus is replaced with the following:

Class I. Class I shares require a minimum initial investment of $2,500. There is no minimum for subsequent investments. Class I shares are available at NAV, and are not subject to any 12b-1 fees. Class I shares can be purchased directly through the distributor or through other financial intermediaries, which may charge transaction fees with respect to your purchase.

You should read this supplement in conjunction with the Fund's Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented August 28, 2019 and October 15, 2019, and retain it for future reference.